Related Party Transactions (Details) (USD $)	8 Months Ended	4 Months Ended	9 Months Ended	4 Months Ended							0 Months Ended	4 Months Ended	8 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	4 Months Ended	12 Months Ended				4 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended		3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended			9 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	8 Months Ended	0 Months Ended
	Sep. 30, 2014	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor	May 13, 2014 Predecessor Retained earnings		May 13, 2014 Predecessor Paid-in Capital		May 13, 2014 AIG Predecessor trust	May 13, 2014 AIG Non-Qualified Income Plan liability Predecessor Paid-in Capital	May 13, 2014 AIG State taxes payable Predecessor Paid-in Capital	May 13, 2014 AIG Sale of ILFC common stock by AIG Predecessor Retained earnings AerCap	May 13, 2014 AIG Sale of ILFC common stock by AIG Predecessor Retained earnings AerCap	Sep. 30, 2014 AIG Insurance premiums	May 13, 2014 AIG Insurance premiums Predecessor	Sep. 30, 2013 AIG Insurance premiums Predecessor	Sep. 30, 2013 AIG Corporate costs, including allocations Predecessor	May 13, 2014 AIG Corporate costs, including allocations Predecessor	Sep. 30, 2013 AIG Corporate costs, including allocations Predecessor	May 13, 2014 AIG Tax sharing agreement Predecessor	Dec. 31, 2013 AIG Tax sharing agreement Predecessor	Dec. 31, 2013 AIG AIG common stock transferred to AIG Predecessor Retained earnings	Dec. 31, 2013 AIG Compensation, legal fees and other expenses paid by AIG Predecessor Paid-in Capital	Dec. 31, 2013 AIG AIG plan Predecessor	May 13, 2014 AIG Corporate aircraft transferred as dividend Predecessor Retained earnings	Sep. 30, 2014 AIG Markets, Inc. Derivative contracts	Sep. 30, 2014 AIG Markets, Inc. Derivative contracts	Sep. 30, 2013 AIG Markets, Inc. Derivative contracts Predecessor	May 13, 2014 AIG Markets, Inc. Derivative contracts Predecessor	Sep. 30, 2013 AIG Markets, Inc. Derivative contracts Predecessor	Dec. 31, 2013 AIG Markets, Inc. Derivative contracts Predecessor	Sep. 30, 2013 AIG Markets, Inc. Time deposit Predecessor	May 13, 2014 AIG Markets, Inc. Time deposit Predecessor	Sep. 30, 2013 AIG Markets, Inc. Time deposit Predecessor	Dec. 31, 2013 AIG Markets, Inc. Time deposit Predecessor	Sep. 30, 2014 Trusts consolidated by AIG (Castle Trusts) Management services agreements	Sep. 30, 2014 Trusts consolidated by AIG (Castle Trusts) Management services agreements	Sep. 30, 2013 Trusts consolidated by AIG (Castle Trusts) Management services agreements Predecessor	May 13, 2014 Trusts consolidated by AIG (Castle Trusts) Management services agreements Predecessor	Sep. 30, 2013 Trusts consolidated by AIG (Castle Trusts) Management services agreements Predecessor	Sep. 30, 2013 Subsidiaries of AIG Management services agreements Predecessor	Dec. 31, 2013 AIG and AIG subsidiaries Predecessor	Sep. 30, 2014 AerCap	Sep. 30, 2014 AerCap Receivable	Sep. 30, 2014 AerCap Receivable	Sep. 30, 2014 AerCap Ireland Limited Lease commission	Sep. 30, 2014 AerCap Ireland Limited Lease commission	May 14, 2014 AerCap ILFC
Related party transactions
AerCap common shares issued																																															97,560,976
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years								2
Special distribution paid	$ 40,000	$ 600,000,000		$ 600,000,000	[1]						$ 600,000,000	$ 600,000,000
Payment of additional purchase related payment to satisfy a statutory law requirement											1,400,000	1,370,000
Aircraft transferred to AIG, other miscellaneous adjustments		(3,021,000)		(2,958,000)	[2]																924,000			5,298,000
Receipts from expected company tax liabilities required under the sales agreement												9,626,000
Equity decrease (increase), tax benefit																								2,889,000
Purchases from related party													2,300,000	2,200,000	6,200,000
Proceeds from issuance of notes	3,241,170,000	1,502,730,000	1,891,080,000																																							1,214,900,000
Expense (income):
Revenue from related parties																																			(1,786,000)	(3,061,000)	(2,261,000)	(2,497,000)	(6,444,000)
Allocated corporate costs from AerCap																																			5,500,000	10,000,000
Expense from related party																									(1,959,000)	(3,484,000)	294,000	428,000	889,000											126,000					271,000	271,000
Interest																									1,969,000	3,491,000	2,844,000	2,844,000	9,547,000
Corporate costs from related party, including allocations																11,538,000	4,504,000	27,636,000
Interest income																															(775,000)	(528,000)	(2,400,000)										(13,638,000)	(13,638,000)
Asset (liability):
Due from affiliate																																		606,249,000								1,214,882,000
Due to affiliate																									(2,091,000)	(2,091,000)				(8,348,000)											(783,000)
Payable to AIG																				(316,293,000)			(22,881,000)
Equity increase (decrease):
Equity decrease (increase)		3,021,000		2,958,000	[2]																(924,000)			(5,298,000)
Equity increase (decrease)						63,000	[3]		296,000	(233,000)												10,053,000
Period to maturity of time deposit account																																30 days
Income taxes paid		$ 100,000	$ 0																$ 100,000	$ 400,000

[1]	The decrease to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, included a special distribution of $600,000, which ILFC was required to pay to AIG prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. See Note 1?Basis of Preparation. The special distribution was recorded in Retained earnings as a dividend.
[2]	The increase to Retained earnings during the period from January 1, 2014 through May 13, 2014, reflects a $9,626 receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement, partially offset by a decrease in Retained earnings of $5,298, net of tax of $2,889, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG, and an additional $1,370 recorded in Retained earnings as a dividend, for a fee ILFC paid on behalf of AIG to satisfy a statutory law requirement.
[3]	We recorded an increase of $296, net of tax of $161, in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $233 for adjustments to state taxes payable.